Reporting entity (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reporting entity [Abstract]
Ownership of Shinhan Financial Group and its major consolidated subsidiaries
(b)	Ownership of Shinhan Financial Group and its major consolidated subsidiaries as of December 31, 2021 and 2022 are as follows:

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2021	2022
Shinhan Financial Group Co., Ltd.	Shinhan Bank	Korea	December 31	100.0	100.0
”	Shinhan Card Co., Ltd.	”	”	100.0	100.0
”	Shinhan Securities Co., Ltd. (*2)	”	”	100.0	100.0
”	Shinhan Life Insurance Co., Ltd.	”	”	100.0	100.0
”	Shinhan Capital Co., Ltd.	”	”	100.0	100.0
”	Jeju Bank	”	”	75.3	75.3
”	Shinhan Credit Information Co., Ltd. (*3)	”	”	100.0	—
”	Shinhan Alternative Investment Management Inc. (*4)	”	”	100.0	—
”	Shinhan Asset Management Co., Ltd. (*4)	”	”	100.0	100.0
”	SHC Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan DS	”	”	100.0	100.0
”	Shinhan Savings Bank	”	”	100.0	100.0
”	Shinhan Asset Trust Co., Ltd. (*5)	”	”	60.0	100.0
”	Shinhan AITAS Co., Ltd.	”	”	99.8	99.8
”	Shinhan REITs Management Co., Ltd.	”	”	100.0	100.0
”	Shinhan AI Co., Ltd.	”	”	100.0	100.0
”	Shinhan Venture Investment Co., Ltd.	”	”	100.0	100.0
”	Shinhan EZ General Insurance, Ltd. (*6)	”	”	—	85.1

			Date of financial information	Ownership (%)
Investor	Investee(*1)	Location		2021	2022
Shinhan Bank	Shinhan Bank America	USA	”	100.0	100.0
”	Shinhan Bank Europe GmbH	Germany	”	100.0	100.0
”	Shinhan Bank Cambodia	Cambodia	”	97.5	97.5
”	Shinhan Bank Kazakhstan Limited	Kazakhstan	”	100.0	100.0
”	Shinhan Bank Canada	Canada	”	100.0	100.0
”	Shinhan Bank (China) Limited	China	”	100.0	100.0
”	Shinhan Bank Japan	Japan	”	100.0	100.0
”	Shinhan Bank Vietnam Ltd.	Vietnam	”	100.0	100.0
”	Banco Shinhan de Mexico	Mexico	”	99.9	99.9
”	PT Bank Shinhan Indonesia	Indonesia	”	99.0	99.0
Shinhan Bank Japan	SBJDNX	Japan	”	100.0	100.0
Shinhan Card Co., Ltd.	Shinhan Credit Information Co., Ltd. (*3)	Korea	December 31	—	100.0
”	LLP MFO Shinhan Finance	Kazakhstan	”	100.0	100.0
”	PT. Shinhan Indo Finance (*7)	Indonesia	”	50.0+1 share	76.3
”	Shinhan Microfinance Co., Ltd.	Myanmar	”	100.0	100.0
”	Shinhan Vietnam Finance Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Securities Co., Ltd.	Shinhan Securities America Inc. (*8)	USA	”	100.0	100.0
”	Shinhan Securities Asia Ltd. (*9)	Hong Kong	”	100.0	100.0
”	SHINHAN SECURITIES VIETNAM CO., LTD.	Vietnam	”	100.0	100.0
”	PT. Shinhan Sekuritas Indonesia	Indonesia	”	99.0	99.0
PT Shinhan Sekuritas Indonesia	PT. Shinhan Asset Management Indonesia	”	”	75.0	75.0
Shinhan Life Insurance Co., Ltd.	Shinhan Financial Plus	Korea	”	100.0	100.0
”	Shinhan CubeOn Co., Ltd.	Korea	”	100.0	100.0
”	Shinhan Life Insurance Vietnam Co., Ltd.	Vietnam	”	100.0	100.0
Shinhan Asset Management Co., Ltd.	SHINHAN ASSET MGT HK, LIMITED	Hong Kong	”	100.0	100.0
Shinhan DS	SHINHAN DS VIETNAM CO., LTD.	Vietnam	”	100.0	100.0

(*1)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.

(*2)	Shinhan Investment Co., Ltd. has changed its name to Shinhan Securities Co., Ltd. on October 1, 2022.

(*3)	On July 28, 2022, the Company disposed 100% of shares to Shinhan Card.

(*4)	Shinhan Asset Management Co., Ltd. and Shinhan Alternative Investment Management Inc. have merged on January 5, 2022 to form a company named Shinhan Asset Management Co., Ltd.

(*5)
The Group has acquired remaining shares of Asia Trust Co., Ltd. during the period, and Asia Trust Co., Ltd. became the Group’s wholly-owned subsidiary. Asia Trust Co., Ltd. has changed its name to Shinhan Asset Trust Co., Ltd.

(*6)
The Group has acquired additional 94.54 % of shares of BNP Paribas Cardif General Insurance, Ltd. (5.46 % of shares of Shinhan Life Insurance Co., Ltd.) during the period, and BNP Paribas Cardif General Insurance, Ltd. became the Group’s wholly-owned subsidiary. BNP Paribas Cardif General insurance, Ltd. has changed its name to Shinhan EZ General Insurance, Ltd. The controlling company participated in a paid-in
capital increase of
~~W~~
80 billion conducted by Shinhan EZ General Insurance, Ltd. and the Group’s share ratio decreased from 100% to 85.1%.

(*7)	The paid-in capital increase was completed during the period, and the Group’s share ratio has increased from 50% + 1 share to 76.3%.

(*8)	Shinhan Investment America Inc. has changed its name to Shinhan Securities America Inc. during the period.

(*9)	Shinhan Investment Asia Ltd. has changed its name to Shinhan Securities Asia Ltd. during the period.